Summary of Accounting Policies - Plant Property, and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Plant, property, and equipment, at cost	$ 4,008	$ 3,548
Land, buildings, and improvements
Property, Plant and Equipment [Line Items]
Plant, property, and equipment, at cost	635	568
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Plant, property, and equipment, at cost	2,983	2,638
Other, including construction in progress
Property, Plant and Equipment [Line Items]
Plant, property, and equipment, at cost	$ 390	$ 342